BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]	The estimated useful lives are as follows:
Land improvements	7 - 15 years
Buildings	15 - 39 years
Furniture and equipment	3 - 10 years

Schedule of Weighted Average Number of Shares [Table Text Block]
The following is a reconciliation of the basic and diluted weighted average number of common shares outstanding:

	June 30,
	2015	2014

Basic weighted average outstanding shares	4,463,912	4,844,537
Effect of dilutive stock options	12,272	—
Diluted weighted average outstanding shares	4,476,184	4,844,537